Short-term bank loans (Details) - USD ($)		Mar. 31, 2018		Sep. 30, 2017		Sep. 30, 2016
Short-term Debt [Line Items]
Short-term bank loans		$ 1,751,398		$ 1,652,917		$ 3,298,240
Effective interest rate at 5.89% per annum, due on July 16,2018 - Bank of China (Lishui Branch)
Short-term Debt [Line Items]
Short-term bank loans	[1]	318,436	[2]	300,530	[2]	0
Effective interest rate at 5.89% per annum, due on July 21, 2018 - Bank of China (Lishui Branch)
Short-term Debt [Line Items]
Short-term bank loans	[3],[4]	$ 1,432,962		1,352,387		0
Effective interest rate at 4.57% per annum, due on October 20, 2016
Short-term Debt [Line Items]
Short-term bank loans	[5]			0		1,499,200
Effective interest rate at 5.57% per annum, due on February 1, 2017
Short-term Debt [Line Items]
Short-term bank loans	[6]			0		1,499,200
Effective interest rate at 5.66% per annum, due on August 30, 2017
Short-term Debt [Line Items]
Short-term bank loans	[7]			$ 0		$ 299,840

[1]	On August 25, 2017, Forest Food, a subsidiary of the Company, entered into a loan agreement with the Bank of China (Lishui Branch) to borrow RMB 2 million (equivalent of $300,530) as working capital for eleven months, with a due date on July 16, 2018 at an annual effective interest rate of 5.89%. The loan is secured by the real property and land use right owned by Forasen Group Co., a related party. The loan is also guaranteed by Zhejiang Lishui Xinyite Automation Technology Co., Ltd., Lishui Kaige Bearing Co., Ltd., and Zhejiang MeiFeng Tea Industry co., Ltd, three unrelated parties, as well as two principal officers of the Company.
[2]	On August 25, 2017, Forest Food, a subsidiary of the Company, entered into a loan agreement with the Bank of China (Lishui Branch) to borrow RMB 2 million (equivalent of $318,436) as working capital for eleven months, with a due date on July 16, 2018 at an annual effective interest rate of 5.89%. The loan is secured by the real property and land use right owned by Forasen Group Co., a related party. The loan is also guaranteed by Zhejiang Lishui Xinyite Automation Technology Co., Ltd., Lishui Kaige Bearing Co., Ltd., and Zhejiang MeiFeng Tea Industry co., Ltd, three unrelated parties, as well as two principal officers of the Company.
[3]	On July 21, 2017, Forest Food, a subsidiary of the Company, entered into a loan agreement with the Bank of China (Lishui Branch) to borrow RMB 9 million (equivalent of $1,432,962) as working capital for one year, with a due date on July 21, 2018 at an annual effective interest rate of 5.89%. The loan is secured by the real property and land use right owned by Forasen Group Co., a related party. The loan is also guaranteed by three unrelated parties, Zhejiang Lishui Xinyite Automation Technology Co., Ltd., Lishui Kaige Bearing Co., Ltd., and Zhejiang MeiFeng Tea Industry Co., Ltd, as well as two principal officers of the Company.
[4]	On July 21, 2017, Forest Food, a subsidiary of the Company, entered into a loan agreement with the Bank of China (Lishui Branch) to borrow RMB 9 million (equivalent of? $1,352,387) as working capital for one year, with a due date on July 21, 2018 at an annual effective interest rate of 5.89%. The loan is secured by the real property and land use right owned by Forasen Group Co., a related party. The loan is also guaranteed by Zhejiang Lishui Xinyite Automation Technology Co., Ltd., Lishui Kaige Bearing Co., Ltd., and Zhejiang MeiFeng Tea Industry co., Ltd, three unrelated parties, as well as two principal officers of the Company.
[5]	On April 21, 2016, FLS Mushroom entered into a loan agreement with the Bank of China, Lishui Branch to borrow RMB 10 million (equivalent of $1,499,200) as working capital for half year, with a due date on October 20, 2016 at an annual effective interest rate of 4.57%. This loan was guaranteed by Forasen Group Co., Ltd., a related party, and Zhejiang Feiyan Down and Feather Products Co., Ltd., an unrelated party and two principal officers of the Company.
[6]	On February 4, 2016, Forest Food entered into a loan agreement with the Bank of China (Lishui Branch) to borrow RMB 10 million (equivalent of $1,499,200) as working capital for one year, with a due date on February 1, 2017 at an annual effective interest rate of 5.57%. The loan was secured by the real property and land use right owned by Forasen Group Co., a related party. The loan was also guaranteed by Zhejiang Lishui Xinyite Automation Technology Co., Ltd., an unrelated party, as well as two principal officers of the Company.
[7]	On August 31, 2016, Forest Food, a subsidiary of the Company, entered into a loan agreement with the Bank of China (Lishui Branch) to borrow RMB 2 million (equivalent of $299,840) as working capital for one year, with a due date on August 30, 2017 at an annual effective interest rate of 5.66%. The loan was secured by the real property and land use right owned by Forasen Group Co., a related party. The loan was also guaranteed by Zhejiang Lishui Xinyite Automation Technology Co., Ltd., and Zhejiang MeiFeng Tea Industry co., Ltd, two unrelated parties, as well as two principal officers of the Company.